Basis of preparation (Details) SFr in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Sep. 22, 2016 CHF (SFr)	Sep. 22, 2016 USD ($)	Apr. 30, 2016 CHF (SFr)	Apr. 30, 2016 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Going concern [Abstract]
Company's cash position					SFr 124,377	SFr 152,210	SFr 76,522	SFr 3,306
Private placement extension financing					0	13,206	SFr 29,499
Genentech [Member]
Going concern [Abstract]
Receipt of clinical milestone payment					SFr 14,000	14,000
Janssen [Member]
Going concern [Abstract]
Receipt of clinical milestone payment						SFr 4,900
Initial Public Offering [Member]
Going concern [Abstract]
Gross proceeds received	SFr 74,500	$ 75.9
Series E [Member]
Going concern [Abstract]
Private placement extension financing			SFr 13,200	$ 13.5